Borrowings - Additional Information - Ferrosur Roca S.A. (Detail) - Ferrosur Roca S.A. [member]			1 Months Ended
	Aug. 05, 2016 USD ($) Installment	Oct. 21, 2015 ARS ($) Installment	Aug. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Apr. 30, 2017 ARS ($)
In US Dollars [member] | Banco Latinoamericano de Comercio Exterior S.A [member] | LIBOR plus 1.95% [member]
Disclosure of detailed information about borrowings [line items]
Borrowing term			365 days
Guarantees [member] | In Argentina Pesos [member] | Banco Patagonia S.A. [member] | BADLAR corrected plus 0.5% [member]
Disclosure of detailed information about borrowings [line items]
Face amount		$ 130,000,000
Number of quarterly installments | Installment		9
Guarantees [member] | In Argentina Pesos [member] | HSBC Bank Argentina S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount				$ 150,000,000	$ 150,000,000
Guarantees [member] | In US Dollars [member] | Banco Patagonia S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount	$ 4,700,000
Number of quarterly installments | Installment	3
Guarantees [member] | In US Dollars [member] | Banco Latinoamericano de Comercio Exterior S.A [member] | LIBOR plus 1.95% [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 15,000,000